INVESTMENTS (Details 6) R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$) MW
IfrsStatementLineItems [Line Items]
Investment power | MW	16.21
Consideration transferred | R$	R$ 102
U F V Prudentede Moraes [Member]
IfrsStatementLineItems [Line Items]
Investment power | MW	6.46	[1]
Consideration transferred | R$	R$ 43	[1]
Operational start up forecast	Jul. 2022	[1]
U F V Montes Claros [Member]
IfrsStatementLineItems [Line Items]
Investment power | MW	3.20
Consideration transferred | R$	R$ 20
Operational start up forecast	May. 2023
U F V Jequitiba [Member]
IfrsStatementLineItems [Line Items]
Investment power | MW	6.25
Consideration transferred | R$	R$ 39
Operational start up forecast	Aug. 2023

[1]	UFV Prudente de Moraes started operating in 2022.